Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Current Liabilities [Abstract]
Accrued expenses	[1]	$ 717,885	$ 636,194
Advance from customers	[2]	162,681	174,822
Other payables	[3]	2,251,905	2,210,718
Other current liabilities total		$ 3,132,471	$ 3,021,734

[1]	Accrued expenses mainly relate to staff-related expenses.
[2]	Advance payments from customers primarily refer to the prepayment made by customers for goods before their delivery. This arrangement involves customers paying upfront, ensuring a commitment to the purchase prior to receiving the products.
[3]	Other payables mainly include outstanding amounts owed to various non-trade vendors and value added tax (“VAT”) payables.